UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-05831
                                                     ---------

                          Primary Income Funds, Inc.
                          --------------------------
              (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                    Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (414) 271-2726
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Income Funds, Inc.
Schedules of Investments
September 30, 2004 (Unaudited)

PORTFOLIOS OF INVESTMENTS
September 30, 2004

--------------------------------------------------------------------------------
                             THE PRIMARY INCOME FUND

                                                                       MARKET
  SHARES                                                COST           VALUE
-----------                                           ---------     -----------
              COMMON STOCKS          89.3%
     1,000    Abbott Laboratories
              (Pharmaceutical products)                $27,909        $42,360
     2,000    Alliant Energy Corp.
              (Electric and gas utility)                61,700         49,760
     2,000    Allstate Corp. (Insurance)                77,685         95,980
     3,000    American States Water Co.
              (Water utility)                           82,662         74,700
     2,000    Anheuser-Busch Companies, Inc.
              (Beverages)                               59,080         99,900
     1,637    Apartment Investment & Management Co.
              (Real estate investment trust)            23,363         56,935
     3,000    Barrick Gold Corp. (Mining)               57,032         63,120
     2,000    BP plc (Integrated oil company)           51,801        115,060
     5,000    Bristol-Myers Squibb Co.
              (Pharmaceuticals)                        139,902        118,350
     1,000    Chubb Corp. (Insurance)                   54,455         70,280
     2,000    Cinergy Corp. (Electric and gas utility)  39,641         79,200
     3,000    Darden Restaurants, Inc.
              (Restaurant chains)                       68,273         69,960
     3,000    Dow Chemical Co.
              (Diversified chemicals)                  101,550        135,540
     4,000    DPL, Inc. (Electric and gas utility)      40,678         82,320
     2,691    DTE Energy Co. (Electric utility)        115,541        113,533
     3,500    Du Pont (E.I.) de Nemours & Co.
              (Diversified chemicals)                  155,690        149,800
     2,000    Eli Lilly & Co. (Pharmaceuticals)        134,839        120,100
     6,000    Ford Motor Co.
              (Automotive manufacturing)                43,620         84,300
     5,000    General Electric Co.
              (Diversified manufacturing)              146,280        167,900
     3,000    Hewlett-Packard Co. (Computers)           52,530         56,250
     3,000    KeySpan Corp. (Natural gas utility)       74,816        117,600
     4,000    McDonald's Corp. (Restaurant chains)      88,197        112,120
     4,000    Merck & Co., Inc. (Pharmaceuticals)      175,267        132,000
     3,000    Occidental Petroleum Corp.
              (Integrated oil company)                  62,250        167,790
     3,000    Otter Tail Corp. (Electric utility)       82,316         76,500
     3,000    Pfizer, Inc. (Pharmaceuticals)            95,242         91,800
     4,000    SBC Communications, Inc.
              (Telecommunications)                      94,280        103,800
     8,000    Schering-Plough Corp.
              (Pharmaceuticals)                        143,960        152,480
     1,000    Schlumberger Ltd. (Oil field services)    39,600         67,310
     4,000    Sempra Energy  (Natural gas utility)      62,362        144,760
     3,000    The Southern Company (Electric utility)   85,890         89,940
     3,000    Vectren Corp. (Natural gas utility)       64,302         75,540
     3,000    Walt Disney Co.
              (Entertainment and media)                 71,640         67,650
     4,000    Wisconsin Energy Corp.
              (Electric and gas utility)                98,278        127,600
                                                    ----------    -----------
                Total Common Stocks                  2,772,631      3,372,238
                                                    ----------    -----------

              BONDS AND NOTES         6.5%
              CORPORATE BONDS
   100,000    Alabama Power Co., 3.125%, due 5/1/08     98,780         98,436
   150,000    General Electric Capital Corp.,
              2.271%, due 6/11/08                      150,000        149,000
                                                    ----------    -----------
                    Total Bonds and Notes              248,780        247,436

                    Total Long -Term Investments     3,021,411      3,619,674
                                                    ----------    -----------

              SHORT-TERM INVESTMENTS  4.4%

              VARIABLE RATE
              DEMAND NOTES
   103,900    American Family Insurance Co., 1.45%     103,900        103,900
       991    US Bank, N.A., 1.59%                         991            991
    62,655    Wisconsin Corporate Central Credit
              Union, 1.51%                              62,655         62,655
                                                    ----------    -----------
                    Total Short-Term Investments       167,546        167,546
                                                    ----------    -----------

              TOTAL INVESTMENTS     100.2%          $3,188,957      3,787,220
                                                    ==========

              Liabilities less     -(0.2)%
              Other Assets                                             (8,898)
                                                                  -----------

              NET ASSETS            100.0%                         $3,778,322
                                                                  ===========

*Non-income producing

                       See notes to financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Income Funds, Inc.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: November  23, 2004
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: November 23, 2004
      ------------------------------------------

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Financial Officer

Date: November 23, 2004
      ------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)